ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Assets and liabilities classified as held for sale
The table below summarizes the provisional acquisition-date carrying value of identifiable assets and liabilities assumed during the six months ended June 30, 2025 for Calvert, AMTBA and Tuper.

	Calvert	AMTBA	Tuper
Current assets	1,985	104	97
Property, plant and equipment	2,727	241	64
Intangible assets	—	70	1
Other non-current assets	—	12	28
Total assets	4,712	427	190
Deferred tax liabilities	137	42	—
Other liabilities	1,631	199	65
Total liabilities	1,768	241	65
Net assets acquired	2,944	186	125
Consideration paid, net of cash acquired (received)	(263)	5	84
Settlement of pre existing relationships	452	—	52
Settlement of outstanding receivable	—	13	9
Fair value of previously held interest	897	245	142
Non-controlling interests	—	20	—
Goodwill (bargain purchase gain)	(1,858)	97	162